Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 217,621	$ 1,372,879	$ 5,365,054	$ 12,427,292
Operating costs and expenses
Research and development	(1,524,631)	(1,222,745)	(5,600,421)	(9,411,856)
General and administrative	(2,394,323)	(821,351)	(6,962,891)	(2,461,610)
Costs and expenses	(3,918,954)	(2,044,096)	(12,563,312)	(11,873,466)
Income (loss) from operations	(3,701,333)	(671,217)	(7,198,257)	553,826
Other income (expense)
Interest expense	(4,170)	(109,289)	(2,654,727)	(493,937)
Other income, net	769	583	3,002	6,307
Nonoperating Income (Expense), Total			(2,651,725)	(487,630)
Income (loss) before income taxes	(3,704,734)	(779,923)	(9,849,982)	66,196
Income tax benefit		18	18
Net income (loss)	$ (3,704,734)	$ (779,905)	$ (9,849,964)	$ 66,196
Net income (loss) per share Basic and diluted	$ (0.13)	$ (0.07)	$ (0.71)	$ 0.01
Weighted average number of common shares outstanding Basic and diluted	29,292,855	11,828,974	13,872,390	11,828,974